Schedule of investments
Macquarie Small Cap Growth Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.87%♦
Communication Services — 2.20%
IMAX †	1,072,186	$ 27,447,962
		27,447,962
Consumer Discretionary — 10.54%
Abercrombie & Fitch Class A †	57,661	8,618,590
Acushnet Holdings	152,658	10,850,931
Installed Building Products	29,270	5,129,567
Light & Wonder †	131,579	11,365,794
Modine Manufacturing †	192,864	22,358,723
Ollie's Bargain Outlet Holdings †	181,566	19,923,237
Red Rock Resorts Class A	410,085	18,962,330
Universal Technical Institute †	946,676	24,339,040
Victoria's Secret & Co. †	240,649	9,967,682
		131,515,894
Consumer Staples — 2.91%
BellRing Brands †	134,039	10,098,498
Chefs' Warehouse †	134,292	6,623,282
Vital Farms †	518,896	19,557,190
		36,278,970
Energy — 1.34%
Cactus Class A	149,371	8,717,291
Gulfport Energy †	13,793	2,540,671
Weatherford International	76,080	5,449,610
		16,707,572
Financials — 7.85%
Hamilton Lane Class A	109,162	16,161,434
Houlihan Lokey	109,262	18,974,439
Palomar Holdings †	225,281	23,787,421
Western Alliance Bancorp	310,163	25,911,017
WisdomTree	1,252,276	13,148,898
		97,983,209
Healthcare — 23.37%
ADMA Biologics †	598,502	10,264,309
ANI Pharmaceuticals †	385,607	21,316,355
Axsome Therapeutics †	155,997	13,198,906
CareDx †	298,971	6,400,969
Catalyst Pharmaceuticals †	462,469	9,651,728
Encompass Health	249,942	23,082,144
GeneDx Holdings †	261,018	20,061,843
Halozyme Therapeutics †	243,091	11,622,181
Harmony Biosciences Holdings †	203,801	7,012,792
HealthEquity †	145,779	13,987,495
Hims & Hers Health †	125,632	3,037,782
Insmed †	128,864	8,896,771
Integer Holdings †	228,505	30,281,483
Intra-Cellular Therapies †	89,063	7,438,542
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Kiniksa Pharmaceuticals International †	444,164	$ 8,785,564
PROCEPT BioRobotics †	96,787	7,793,289
Tarsus Pharmaceuticals †	452,001	25,027,295
Vaxcyte †	141,315	11,568,046
Veracyte †	320,396	12,687,682
Vericel †	626,765	34,415,666
Viking Therapeutics †	128,501	5,170,880
		291,701,722
Industrials — 21.64%
AAR †	238,257	14,600,389
ACV Auctions Class A †	1,102,813	23,820,761
AeroVironment †	52,355	8,056,911
American Superconductor †	705,708	17,381,588
CBIZ †	269,612	22,062,350
Clean Harbors †	122,209	28,125,179
Construction Partners Class A †	290,675	25,713,111
Everus Construction Group †	228,351	15,014,078
ExlService Holdings †	150,396	6,674,574
Federal Signal	250,928	23,183,238
FTAI Aviation	113,552	16,356,030
Kirby †	125,791	13,308,688
Leonardo DRS †	545,244	17,616,834
Parsons †	291,409	26,882,480
Verra Mobility †	466,929	11,290,343
		270,086,554
Information Technology — 27.29%
Advanced Energy Industries	155,658	17,998,734
Agilysys †	182,770	24,072,637
AvePoint †	1,039,543	17,162,855
Clearwater Analytics Holdings Class A †	813,858	22,397,372
CyberArk Software †	89,797	29,915,871
Descartes Systems Group †	232,150	26,372,240
Fabrinet †	28,979	6,371,902
Five9 †	280,480	11,398,707
Harmonic †	1,026,305	13,578,015
Itron †	162,056	17,596,040
Lumentum Holdings †	251,815	21,139,869
MACOM Technology Solutions Holdings †	109,252	14,192,927
Monday.com †	65,663	15,459,697
OSI Systems †	157,406	26,354,487
Rambus †	163,467	8,640,866
Rubrik Class A †	316,798	20,705,917
Silicon Laboratories †	92,340	11,470,475
Varonis Systems †	210,769	9,364,467
Veeco Instruments †	228,861	6,133,475
Vertex Class A †	261,479	13,949,905
NQ- IV002 [1224] 0225 (4220455)    1

Schedule of investments
Macquarie Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Workiva †	56,860	$ 6,226,170
		340,502,628
Materials — 2.73%
ATI †	511,102	28,131,054
Sensient Technologies	82,946	5,910,732
		34,041,786
Total Common Stocks (cost $959,284,822)		1,246,266,297

Short-Term Investments — 0.45%
Money Market Mutual Funds — 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,390,488	1,390,488
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,390,489	1,390,489
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,390,489	1,390,489
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,390,489	$ 1,390,489
Total Short-Term Investments (cost $5,561,955)		5,561,955

Total Value of Securities—100.32% (cost $964,846,777)		1,251,828,252
Liabilities Net of Receivables and Other Assets—(0.32%)		(3,950,435)
Net Assets Applicable to 81,049,303 Shares Outstanding—100.00%		$1,247,877,817
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

2    NQ- IV002 [1224] 0225 (4220455)